Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Jun. 30, 2023
Class A Ordinary Shares
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	150,000,000	150,000,000
Ordinary shares, shares issued	14,970,000	12,210,000
Ordinary shares, shares outstanding	14,970,000	12,210,000
Class B Ordinary Shares
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	17,270,000	17,270,000
Ordinary shares, shares outstanding	17,270,000	17,270,000